Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Apr. 30, 2021	Jan. 31, 2021		Jan. 31, 2020
Current Assets
Cash and Cash Equivalents	$ 1,342,321	$ 277,664	[1]	$ 162,124
Share Subscriptions\ proceeds Receivable	94,817	100,000	[1]
Inventory	307,526	323,411	[1]	371,896
Prepaid Expenses	11,609	11,859	[1]	8,106
Other Current Assets	4,827	2,149	[1]	1,059
Total Current Assets	1,761,100	715,083	[1]	543,185
Operating Lease Assets	319,698	344,413	[1]	483,193
Property and Equipment, net of accumulated depreciation	255,619	80,027	[1]	114,509
Total Assets	2,336,417	1,139,523	[1]	1,140,887
Current Liabilities
Accounts Payable	865,586	869,765	[1]	534,442
Accrued Expenses	560,934	1,382,839	[1]	1,709,797
Accrued Expenses - Related Party	81,173	106,173	[1]	155,750
Customer Deposits	268,932	188,385	[1]
Deferred Revenue	981,830	687,766	[1]
Short-Term Debt	446,404	716,142	[1]	609,491
Current Operating Lease Liability	99,937	90,286	[1]	101,984
Short-Term Convertible Debt, net of debt discount	340,711	336,683	[1]	2,286,896
Derivative Liabilities	148,957	213,741	[1]	2,611,125
PPP Loan-current portion	79,362	43,294	[1]
Current Portion - Long-Term Debt	588,067	424,064	[1]	4,166
Total Current Liabilities	4,461,893	5,059,138	[1]	8,013,651
Non-Current Lease Liability	211,195	244,049	[1]	365,085
PPP Loan -long term portion	130,085	166,153	[1]
Long-Term Debt	1,018,990	890,373	[1]	11,940
Total Liabilities	5,822,163	6,359,713	[1]	8,390,676
Commitments and Contingencies			[1]
Redeemable Preferred Stock Series D Preferred Stock, $0.001 par value, 870 shares authorized, 870 and 870 shares issued and outstanding	870,000	870,000	[1]	870,000
Stockholders' Deficit
Common Stock	3	1	[1]	1
Additional Paid In Capital	16,593,758	14,291,759	[1]	13,449,336
Accumulated Deficit	(20,949,534)	(20,381,977)	[1]	(21,569,153)
Total Stockholders' Deficit	(4,355,746)	(6,090,190)	[1]	(8,119,789)
Total Liabilities and Stockholders' Deficit	2,336,417	1,139,523	[1]	1,140,887
Preferred Series A [Member]
Stockholders' Deficit
Preferred Stock			[1]
Total Stockholders' Deficit
Preferred Series B [Member]
Stockholders' Deficit
Preferred Stock	20	20	[1]	20
Total Stockholders' Deficit	20	20		20
Preferred Series C [Member]
Stockholders' Deficit
Preferred Stock	7	7	[1]	7
Total Stockholders' Deficit	$ 7	$ 7		$ 7

[1]	Derived from audited information